Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 343,027	$ 382,436
Restricted cash	328	325
Prepaid expenses and other current assets	50,530	43,010
Total current assets	393,885	425,771
Non-current assets:
Property and equipment, net	34,667	35,209
Prepaid expenses and other non-current assets	465	2,176
Operating lease right-of-use assets, net	26,861	23,210
Long-term deposits	1,821	1,832
Deferred tax asset	2,272	2,076
Total assets	459,971	490,274
Current liabilities:
Accounts payable	353	531
Accrued expenses and other liabilities	34,463	40,797
Operating lease liabilities, current	4,821	5,038
Total current liabilities	39,637	46,366
Non-current liabilities:
Operating lease liabilities, non-current	22,495	19,218
Liability related to future royalties and sales milestones, net	130,805	125,900
Other long-term payables	114	116
Total liabilities	193,051	191,600
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,010,041	1,007,625
Accumulated other comprehensive loss	(33,257)	(38,898)
Accumulated deficit	(709,990)	(670,179)
Total shareholders' equity	266,920	298,674
Total liabilities and shareholders' equity	459,971	490,274
Ordinary shares
Shareholders' equity:
Share value	$ 8	$ 8
Shares issued (in shares)	173,074,510	173,074,510
Shares outstanding (in shares)	173,074,510	173,074,510
Deferred shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares issued (in shares)	34,425	34,425
Shares outstanding (in shares)	34,425	34,425
Deferred B Shares
Shareholders' equity:
Share value	$ 118	$ 118
Shares issued (in shares)	88,893,548	88,893,548
Shares outstanding (in shares)	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares issued (in shares)	1	1
Shares outstanding (in shares)	1	1